UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:                     Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

    /s/ Richard J. Perry, Jr.         Washington, D.C.           April 9, 2009
    -------------------------         ----------------           -------------
          [Signature]                   [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----
Form 13F Information Table Entry Total:     54
                                            --
Form 13F Information Table Value Total:     $543,185 (thousands)
                                            -------------------


List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
----







                           FORM 13F INFORMATION TABLE



           COLUMN 1           COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------           --------         --------   --------         --------     --------      --------        --------
             NAME             TITLE OF          CUSIP      VALUE     SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----             --------          -----      -----     -------  ---  ---- ----------     -----       ----------------
                               CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE  SHARED   NONE
                               -----                     ---------   -------  ---  ---- ----------    --------  -------------------
ABB LTD                         SPONSORED ADR 000375204   $5,005      359050              SOLE          NONE          347920   11130
ABINGTON BANCORP INC PENN       COM           00350L109   $2,905      350809              SOLE          NONE          340088   10721
ASPEN INSURANCE HOLDINGS        SHS           G05384105   $21,388     952287              SOLE          NONE          922868   29419
ASSURANT INC                    COM           04621X108   $8,154      374376              SOLE          NONE          362774   11602
AMERIPRISE FINL INC             COM           03076C106   $13,947     680676              SOLE          NONE          659530   21146
ANWORTH MORTGAGE ASSET CORP     COM           037347101   $5,075      827973              SOLE          NONE          802285   25688
ATLANTIC BANCGROUP INC          COM           048221105   $276         50935              SOLE          NONE           47578    3357
BANK OF AMERICA CORP            COM           060505104   $28,371    4160000              SOLE          NONE         4031230  128770
BANCORP RHODE ISLAND INC        COM           059690107   $3,840      212492              SOLE          NONE          204919    7573
CALIFORNIA COASTAL COMMUNITIES  COM           129915203   $259        424845              SOLE          NONE          412044   12801
COMERICA INC                    COM           200340107   $15,299     835537              SOLE          NONE          809623   25914
CENTEX CORP                     COM           152312104   $16,988    2265100              SOLE          NONE         2195120   69980
COMMUNITY WEST BANCSHARES       COM           204157101   $472        178865              SOLE          NONE          166983   11882
EBAY INC                        COM           278642103   $19,422    1546364              SOLE          NONE         1498334   48030
ENTERPRISE BANCORP INC MASS     COM           293668109   $161         18614              SOLE          NONE           18046     568
ENDURANCE SPECIALTY             SHS           G30397106   $20,127     807022              SOLE          NONE          782132   24890
FORD MOTOR CO DEL               COM           345370860   $1,383      525700              SOLE          NONE          504990   20710
FIRST CALIFORNIA FINANCIAL      COM           319395109   $2,303      548356              SOLE          NONE          511806   36550
FRESH DEL MONTE PRODUCE INC     ORD           G36738105   $21,805    1327936              SOLE          NONE         1287036   40900
FIFTH THIRD BANCORP             COM           316773100   $15,308    5242602              SOLE          NONE         5079792  162810
FIRST LONG ISLAND CORP          COM           320734106   $8,948      443203              SOLE          NONE          425725   17478
FIRST INDUSTRIAL REALTY TRUST   COM           32054K103   $3,595     1467200              SOLE          NONE         1421710   45490
FOX CHASE BANCORP INC           COM           35137P106   $2,681      283753              SOLE          NONE          272427   11326
GEO GROUP INC                   COM           36159R103   $8,914      672766              SOLE          NONE          651878   20888
SPDR GOLD TRUST                 GOLD SHS      78463V107   $1,237       13700              SOLE          NONE            7050    6650
HATTERAS FINANCIAL CORP         COM           41902R103   $5,812      232554              SOLE          NONE          225328    7226
JACKSONVILLE BANCORP INC FLA    COM           469249106   $239         29928              SOLE          NONE           29928       0
KEYCORP NEW                     COM           493267108   $23,569    2994743              SOLE          NONE         2901395   93348
K-FED BANCORP                   COM           48246S101   $1,019      129115              SOLE          NONE          125109    4006
LEGG MASON INC                  COM           524901105   $4,826      303500              SOLE          NONE          294100    9400
MFA FINANCIAL INC               COM           55272X102   $6,390     1086717              SOLE          NONE         1053235   33482
MARSHALL & ILSLEY CORPORATION   COM           571837103   $18,426    3272820              SOLE          NONE         3171593  101227
MICROSOFT CORP                  COM           594918104   $12,921     703400              SOLE          NONE          681450   21950
NCR CORP NEW                    COM           62886E108   $9,779     1230076              SOLE          NONE         1191906   38170
NATIONWIDE HEALTH PROPERTIES    COM           638620104   $17,408     784517              SOLE          NONE          760317   24200
ANNALY CAPITAL MANAGEMENT INC   COM           035710409   $26,851    1935922              SOLE          NONE         1876253   59669
NORTHRIM BANCORP INC            COM           666762109   $3,154      319760              SOLE          NONE          298816   20944
ORIENTAL FINANCIAL GROUP        COM           68618W100   $1,953      400186              SOLE          NONE          387836   12350
OCEAN SHORE HOLDING CO          COM           67501P107   $4,456      655294              SOLE          NONE          632764   22530
PEOPLES FINANCIAL CORP-MISS     COM           71103B102   $3,070      187776              SOLE          NONE          181962    5814
EPLUS INC                       COM           294268107   $9,917      848358              SOLE          NONE          792178   56180
PARTNERRE LTD                   COM           G6852T105   $12,393     199666              SOLE          NONE          193466    6200
REINSURANCE GROUP OF AMERICA    COM           759351604   $24,667     761564              SOLE          NONE          738081   23483
RADIOSHACK CORP                 COM           750438103   $21,513    2510246              SOLE          NONE         2432293   77953
SERVICE BANCORP INC             COM           81756X103   $3,102      117064              SOLE          NONE          113029    4035
SENIOR HSG PPTYS TR             SH BEN INT    81721M109   $19,286    1375634              SOLE          NONE         1332908   42726
STATE STREET CORP               COM           857477103   $31,067    1009324              SOLE          NONE          978174   31150
TIERONE CORPORATION             COM           88650R108   $203         95048              SOLE          NONE           83538   11510
SOUTH FINL GROUP INC            COM           837841105   $2,235     2032043              SOLE          NONE         1969779   62264
UMB FINANCIAL CORP              COM           902788108   $3,545       83422              SOLE          NONE           80812    2610
WALGREEN CO                     COM           931422109   $17,987     692871              SOLE          NONE          671076   21795
WASHINGTON BANKING COMPANY      COM           937303105   $1,716      252286              SOLE          NONE          244036    8250
GREAT WOLF RESORTS INC          COM           391523107   $4,449     1909632              SOLE          NONE         1781481  128151
SPDR SERIES TRUST               S&P HOMEBUILD 78464A888   $23,369    2200500              SOLE          NONE         2132570   67930


Total                                                     $543,185